Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Taxes Additional Information [Line Items]
Operating Loss Carryforwards	$ 74
Operating Loss Carryforwards, Expiration Date	2021-2033
Limitations On Use Operating Loss Carryforwards	$ 57.9